Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 595	$ 11	$ 882	$ 634
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			47,534	$ 42,070	$ 42,070
Amount used during the year			(583)		(800)
Remeasurement			882		6,264
Closing balance	$ 47,833		$ 47,833		$ 47,534